7. BUSINESS SEGMENT REPORTING (Details) (USD $)	3 Months Ended	4 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues, net	$ 455	$ 455	$ 4,140	$ 2,805
Cost of revenues	183	183	48,109	31,248
Gross profit	272	272	(27,078)	30,314
Net loss	(472,016)	(472,016)	(20,323)	(58,683)
Total assets		473,554
Expenditure for long-lived assets
Mapping Business
Revenues, net		455
Cost of revenues		(183)
Gross profit		272
Net loss		(8,957)
Total assets		10,160
Expenditure for long-lived assets
Real Estate Business
Revenues, net
Cost of revenues
Gross profit
Net loss		(463,059)
Total assets		463,394
Expenditure for long-lived assets